Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Changes in Fair Value of Capitalized MSRs

Changes in fair value of capitalized MSRs for the years ended December 31, are summarized as follows:

(Dollars in Millions)	2015	2014	2013
Balance at beginning of period	$2,338	$2,680	$1,700
Rights purchased	29	5	8
Rights capitalized	632	382	769
Rights sold	–	(141)	–
Changes in fair value of MSRs
Due to fluctuations in market interest rates(a)	(58)	(276)	617
Due to revised assumptions or models(b)	10	86	33
Other changes in fair value(c)	(439)	(398)	(447)

Balance at end of period	$2,512	$2,338	$2,680
(a)	Includes changes in MSR value associated with changes in market interest rates, including estimated prepayment rates and anticipated earnings on escrow deposits.
(b)	Includes changes in MSR value not caused by changes in market interest rates, such as changes in cost to service, ancillary income, and discount rate, as well as the impact of any model changes. 2014 includes a $44 million revaluation gain related to excess servicing rights sold.
(c)	Primarily represents changes due to realization of expected cash flows over time (decay).

Sensitivity to Changes in Market Interest Rates to Fair Value of MSRs Portfolio and Related Derivative Instruments

The estimated sensitivity to changes in interest rates of the fair value of the MSRs portfolio and the related derivative instruments as of December 31 follows:

	2015						2014
(Dollars in Millions)	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps
MSR portfolio	$(598)	$(250)	$(114)	$96	$176	$344	$(540)	$(242)	$(114)	$100	$185	$346
Derivative instrument hedges	475	226	107	(98)	(192)	(377)	441	223	109	(102)	(197)	(375)
Net sensitivity	$(123)	$(24)	$(7)	$(2)	$(16)	$(33)	$(99)	$(19)	$(5)	$(2)	$(12)	$(29)

MSRs and Related Characteristics by Portfolio

A summary of the Company’s MSRs and related characteristics by portfolio as of December 31 follows:

	2015				2014
(Dollars in Millions)	HFA	Government	Conventional(c)	Total	HFA	Government	Conventional(c)	Total
Servicing portfolio(a)	$26,492	$40,350	$162,533	$229,375	$19,706	$40,471	$162,620	$222,797
Fair value	$297	$443	$1,772	$2,512	$213	$426	$1,699	$2,338
Value (bps)(b)	112	110	109	110	108	105	104	105
Weighted-average servicing fees (bps)	36	34	27	29	37	33	27	29
Multiple (value/servicing fees)	3.11	3.24	4.04	3.79	2.92	3.18	3.85	3.62
Weighted-average note rate	4.46%	4.08%	4.09%	4.13%	4.58%	4.18%	4.14%	4.19%
Weighted-average age (in years)	3.1	3.6	3.4	3.4	3.6	3.2	3.1	3.2
Weighted-average expected prepayment (constant prepayment rate)	12.8%	13.9%	10.4%	11.3%	12.8%	14.8%	11.4%	12.1%
Weighted-average expected life (in years)	6.1	5.7	6.6	6.4	6.2	5.5	6.5	6.3
Weighted-average discount rate	11.8%	11.2%	9.4%	10.0%	11.9%	11.2%	9.6%	10.1%
(a)	Represents principal balance of mortgages having corresponding MSR asset.
(b)	Value is calculated as fair value divided by the servicing portfolio.
(c)	Represents loans sold primarily to GSEs.